Share Capital (Details)																		12 Months Ended
	Nov. 01, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	May 31, 2022 shares	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 09, 2022 CAD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 CAD ($) $ / shares shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CAD ($) $ / shares shares	Mar. 16, 2021 USD ($) shares	Mar. 16, 2021 CAD ($) $ / shares shares	Feb. 18, 2021 USD ($) shares	Feb. 18, 2021 CAD ($) $ / shares shares	Feb. 09, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Jan. 08, 2021 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Share Capital [Line Items]
Share issue																		$ 1,073,244
Exercise price per share (in Dollars per share) | $ / shares								$ 6.75
Fair value warrants				$ 1,022,915
Increase in share capital																		$ 42,503,660	$ 42,503,660	39,602,634	31,423,095
Subordinate voting shares (in Shares) | shares	19,391								3,894,081	3,894,081								165,200
Warrant expiry term																		Mar. 16, 2024
Total proceeds private placement warrants																				$ 1,029,600
Non-transferable broker warrants (in Shares) | shares																				242,380	783,436
Expected dividend							0.00%	0.00%
Subordinate voting shares cancelled (in Shares) | shares			1,219,762
Total repurchase price																		255,525
Subordinate voting value	$ 13,816					$ 40,000
Settlement of debt	$ 92,825
Subordinate voting shares (in Shares) | shares						16,136	2,777,779	2,777,779							66,667
Settlement of payables						$ 40,000									$ 40,000			$ 356,710	$ 356,710
Total issuance cost																				$ 547,307	$ 1,729,158
Change in warrant liability							$ 581,060		$ 1,121,763
Share per price (in Dollars per share) | $ / shares								$ 4.56
Expected volatility							136.00%	136.00%										123.00%		143.00%	147.00%
Risk-free interest rate							0.63%	0.63%										3.91%		4.07%	1.03%
H.C. Wainwright & Co., LLC [Member]
Share Capital [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 8.025
Subordinate voting shares (in Shares) | shares									3,894,081	3,894,081
Expected dividend									0.00%	0.00%
Share per price (in Dollars per share) | $ / shares										$ 5.49
Expected volatility									143.00%	143.00%
Risk-free interest rate									0.77%	0.77%
Ordinary shares [member]
Share Capital [Line Items]
Share issue (in Shares) | shares																		556,954
Aggregate gross proceeds																		$ 1.927
Share issue																		1,073,244
Private Placements [Member]
Share Capital [Line Items]
Private placement (in Shares) | shares				2,729,748	2,729,748
Purchase price (in Dollars)					$ 4.4
Pre-fund warrants (in Shares) | shares				300,000	300,000
Exercise price | $ / shares				$ 0.0001
Offering price per share (in Dollars per share) | $ / shares					$ 4.3999
Common shares (in Shares) | shares				3,029,748	3,029,748
Gross proceeds							$ 12,025,016	$ 15,000,000	$ 19,748,795	$ 25,000,000	$ 19,985,611	$ 25,000,000	$ 3,124,018	$ 4,000,000		$ 220,551	$ 283,400
Fair value warrants									$ 14,205,769
Subordinate voting shares (in Shares) | shares													1,646,090	1,646,090		116,625	116,625
Subordinate voting per share (in Dollars per share) | $ / shares										$ 7.11				$ 2.43			$ 2.43
Commission shares (in Shares) | shares													49,383	49,383
Non brokered financing units (in Shares) | shares							2,777,779	2,777,779	3,894,081	3,894,081	3,121,099	3,121,099
Subordinate voting per share (in Dollars per share) | $ / shares								$ 5.4				$ 8.01
Voting per share (in Dollars per share) | $ / shares										$ 6.42
Private Placements [Member] | H.C. Wainwright & Co., LLC [Member]
Share Capital [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares										$ 8.025
Other fee and commission expense									$ 1,695,460
Non-transferable broker warrants (in Shares) | shares									311,526	311,526
Total issuance cost									$ 2,817,223
Net loss cost of issuance									2,008,069
Change in warrant liability									$ 1,121,763
Warrants [member]
Share Capital [Line Items]
Exercise price | $ / shares												$ 9.42							$ 6.25
Gross proceeds				$ 10,424,453	$ 13,330,861
Exercise price per share (in Dollars per share) | $ / shares					$ 6.25					$ 7.11
Fair value warrants				$ 7,007,643			$ 5,569,473
Cash received		$ 30
Increase in share capital		$ 927,463																$ 5,887,616	$ 5,887,616
Subordinate voting shares (in Shares) | shares									1,781,308	1,781,308	1,248,440	1,248,440
Warrant expiry term																		Apr. 09, 2025
Total proceeds private placement warrants																		$ 15,255,979
Grant date fair value																		$ 535,009
Broker warrants (in Shares) | shares											249,688	249,688						242,380
Share price (in Dollars per share) | $ / shares																			$ 3.78
Expected dividend											0.00%	0.00%						0.00%
Expected volatility																		136.00%
Risk-free interest rate																		1.62%
Subordinate voting shares (in Shares) | shares							2,083,334	2,083,334			3,121,099	3,121,099
Subordinate voting per share (in Dollars per share) | $ / shares								$ 5.97
Subordinate voting per share (in Dollars per share) | $ / shares												$ 9.42
Fair value warrants											$ 14,214,397
Voting per share (in Dollars per share) | $ / shares												10.01
Share per price (in Dollars per share) | $ / shares												$ 7.71
Expected volatility											235.00%	235.00%
Risk-free interest rate											0.53%	0.53%
Warrants [member] | H.C. Wainwright & Co., LLC [Member]
Share Capital [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																			$ 6.25
Fair value warrants																		$ 535,009
Commission and expenses (in Shares) | shares																		1,080,584
Non-transferable broker warrants (in Shares) | shares																		242,380
Issuance costs																		$ 1,615,593
Net income as the cost of issuance																		695,170
Reduction warrants																		$ 102,138
Subordinate voting shares (in Shares) | shares											3,121,099	3,121,099
Subordinate voting per share (in Dollars per share) | $ / shares								$ 6.75
Fair value warrants											$ 1,124,704
Other fee and commission expense							$ 1,164,466				$ 1,978,303
Non-transferable broker warrants (in Shares) | shares							222,222	222,222			249,688	249,688
Voting per share (in Dollars per share) | $ / shares												$ 10.01
Total issuance cost							$ 1,664,562				$ 3,103,007
Net loss cost of issuance							767,579				2,197,403
Change in warrant liability							$ 581,060				$ 1,124,704